Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 7,766	$ 13,262
Receivables	468	37
Prepaid expenses	65	54
Assets held for spin-off	0	348
Total Current assets	8,299	13,701
Equipment	120	43
Mineral property interests	513	496
Long-term investment	60	146
Reclamation deposits and other	19	9
Assets held for spin-off	0	38,885
Total assets	9,011	53,280
Liabilities
Accounts payable and accrued liabilities	478	225
Liabilities held for spin-off	0	230
Total current liabilities	478	455
Loan payable to Oyu Tolgoi LLC	7,708	7,334
Deferred revenue	23,775	22,987
Deferred income taxes	0	0
Liabilities held for spin-off	0	3,015
Total liabilities	31,961	33,791
Shareholders’ equity
Common stock, no par value, unlimited number authorized, 172,902,967 (December 31, 2016 - 153,045,408) issued and outstanding	139,424	178,740
Additional paid-in capital	21,837	20,863
Accumulated other comprehensive gain (loss)	6,099	(7,061)
Subscriptions received in advance	0	559
Accumulated deficit	(190,310)	(173,612)
Total stockholders’ equity	(22,950)	19,489
Total liabilities and stockholders’ equity	$ 9,011	$ 53,280